UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust (formerly Scudder Municipal Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Managed Municipal Bond Fund

(formerly Scudder Managed Municipal Bond Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 89.3%
Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	4,308,680
Alaska 0.5%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (a)	3,860,000	4,217,397
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)	5,000,000	6,049,950
Anchorage, AK, State General Obligation:
5.5%, 7/1/2019 (a)	2,500,000	2,736,650
5.5%, 7/1/2020 (a)	2,500,000	2,736,650
North Slope Borough, AK, County General Obligation Lease, Series B, Zero Coupon, 6/30/2011 (a)	5,000,000	4,096,100

		19,836,747
Arizona 1.3%
Arizona, School District General Obligation, School Facilities Board Revenue:
Series B, 5.25%, 9/1/2017 (a)	6,500,000	7,154,290
5.5%, 7/1/2014	5,000,000	5,466,550
5.5%, 7/1/2015	3,000,000	3,279,930
5.5%, 7/1/2016	5,000,000	5,466,550
Mesa, AZ, Electric Revenue:
5.25%, 7/1/2016 (a)	7,500,000	8,357,925
5.25%, 7/1/2017 (a)	10,000,000	11,212,700
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012 (a)	4,675,000	3,682,170
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded, 6.0%, 7/1/2011 (a)	4,105,000	4,547,519
Scottsdale, AZ, General Obligation, 5.375%, 7/1/2015	1,635,000	1,777,638
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (a)	4,100,000	4,552,640

		55,497,912
Arkansas 0.5%
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012 (a)	4,025,000	4,134,037
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)	13,080,000	15,334,207

		19,468,244
California 16.8%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, 8.0%, 1/1/2019 (a)	885,000	1,125,437
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, 8.0%, 1/1/2019 (a)	880,000	1,052,885
California, Department of Water Resources Revenue:
Prerefunded, Series W, 5.5%, 12/1/2015	565,000	623,376
5.5%, 12/1/2015	2,825,000	3,093,884
California, Department of Water Resources Revenue, Central Valley Project, Series AC, 5.0%, 12/1/2027 (a)	9,000,000	9,539,460
California, Electric Revenue, Department of Water Resources and Power Supply:
Series A, 5.25%, 5/1/2020	2,000,000	2,202,100
Series A, 5.375%, 5/1/2021	5,000,000	5,539,650

Series A, 5.375%, 5/1/2022	10,665,000	11,816,074
Series A, 5.875%, 5/1/2016	20,000,000	22,708,400
California, Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 6.625%, 6/1/2040	27,545,000	30,798,340
California, Higher Education Revenue, 5.25%, 11/1/2020 (a)	6,315,000	6,882,908
California, Higher Education Revenue, Marymount University, Zero Coupon, 10/1/2014 (a)	1,000,000	713,070
California, Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.0%, 6/1/2025	2,500,000	2,603,350
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	1,400,000	1,552,082
California, Senior Care Revenue, Statewide Community Development Authority, California Lutheran Homes, ETM, 5.5%, 11/15/2008	1,735,000	1,790,954
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.5%, 6/1/2043	9,950,000	11,038,928
Series B, 5.625%, 6/1/2038	37,265,000	41,636,557
Series 2003-A-1, 6.75%, 6/1/2039	47,520,000	53,588,304
California, State Agency General Obligation Lease, Series A, 6.3%, 12/1/2006 (a)	8,095,000	8,278,190
California, State General Obligation:
5.0%, 5/1/2015	10,450,000	11,297,077
5.0%, 3/1/2017	10,000,000	10,803,500
5.0%, 6/1/2029 (a)	25,000,000	26,367,000
5.0%, 2/1/2031 (a)	26,975,000	28,152,189
5.0%, 4/1/2031 (a)	10,000,000	10,498,100
5.0%, 12/1/2031 (a)	32,470,000	34,114,606
5.125%, 11/1/2024	5,000,000	5,298,800
5.25%, 2/1/2017	17,450,000	18,936,740
5.25%, 2/1/2027 (a)	4,790,000	5,133,347
6.25%, 10/1/2007 (a)	4,000,000	4,180,400
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2021	5,275,000	5,863,690
California, State Revenue Lease, 5.25%, 12/1/2020 (a)	22,040,000	23,893,564
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.5%, 6/1/2020	5,000,000	5,532,550
Series C, 5.5%, 6/1/2021	2,500,000	2,764,525
California, State University Revenue:
Series A, 5.0%, 11/1/2016 (a)	16,790,000	18,307,648
Series A, 5.125%, 5/15/2017 (a)	10,000,000	10,812,200
Series A, 5.25%, 11/1/2021 (a)	4,000,000	4,328,920
California, State University Revenue, Systemwise, Series C, 5.0%, 11/1/2019 (a)	15,245,000	16,527,409
Fairfield-Suisun, CA, Unified School District General Obligation, Election 2002, 5.0%, 8/1/2024 (a)	3,840,000	4,079,770
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	11,000,000	7,730,030
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	3,203,100
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	13,365,377
Series A, Prerefunded, 6.0%, 1/1/2016	20,400,000	22,382,676
Series A, ETM, 7.05%, 1/1/2009	5,000,000	5,499,300
Series A, Prerefunded, 7.1%, 1/1/2011	4,000,000	4,612,160
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,612,160
Series A, Prerefunded, Series A, 7.15%, 1/1/2014	6,250,000	7,217,688
La Quinta, CA, Financing Authority Local Agency Revenue, Series A, 5.0%, 9/1/2029 (a)	12,400,000	13,053,604
Los Angeles County, CA, County General Obligation Lease:
Zero Coupon, 9/1/2007	4,030,000	3,801,942
Zero Coupon, 9/1/2009	5,425,000	4,741,233
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5% *, 12/1/2024	2,500,000	2,593,650
Los Angeles, CA, School District General Obligation, Unified School District:

Series A, 5.0%, 7/1/2023 (a)	12,000,000	12,705,360
Series A, 5.0%, 7/1/2024 (a)	10,000,000	10,555,300
5.75%, 7/1/2015 (a)	2,000,000	2,313,540
5.75%, 7/1/2016 (a)	17,000,000	19,851,750
Los Angeles, CA, Unified School District:
Series A-1, 5.0%, 7/1/2017 (a)	10,000,000	10,802,200
Series A, 5.375%, 7/1/2018 (a)	16,575,000	18,451,787
Madera County, CA, Hospital & Healthcare Revenue, Valley Childrens Hospital, 6.5%, 3/15/2010 (a)	2,840,000	3,155,581
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (a)	4,235,000	3,022,731
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (a)	2,000,000	2,257,320
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (a)	1,000,000	683,020
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (a)	3,420,000	2,463,836
San Diego, CA, Water & Sewer Revenue:
5.632%, 4/25/2007 (a)	6,300,000	6,466,131
5.681%, 4/22/2009 (a)	4,500,000	4,803,120
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (a)	3,895,000	4,370,696
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (a)	5,000,000	4,024,950
Series A, Zero Coupon, 1/15/2013 (a)	35,295,000	27,217,386
Series A, Zero Coupon, 1/15/2014 (a)	14,905,000	10,949,511
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (a)	2,000,000	1,368,580
Vallejo City, CA, General Obligation, Unified School District, Series A, 5.9%, 2/1/2022 (a)	3,905,000	4,744,067

		706,495,770
Colorado 2.6%
Colorado, E-40 Public Highway Authority Revenue, Series B, Zero Coupon, 9/1/2016 (a)	5,000,000	3,227,250
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communites Project:
6.75%, 12/1/2015	1,750,000	1,788,448
6.75%, 12/1/2025	4,150,000	4,240,013
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health Project, 6.5%, 11/15/2031	3,000,000	3,454,860
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (a)	11,295,000	8,021,596
Series B, Zero Coupon, 9/1/2015 (a)	21,500,000	14,571,625
Series B, Zero Coupon, 9/1/2017 (a)	8,000,000	4,915,600
Series B, Zero Coupon, 9/1/2018 (a)	20,560,000	12,050,422
Series B, Zero Coupon, 9/1/2019 (a)	36,500,000	20,355,685
Series B, Zero Coupon, 9/1/2020 (a)	7,000,000	3,722,740
Series B, Zero Coupon, 9/1/2034	15,200,000	2,114,624
Series A, 5.75%, 9/1/2014 (a)	14,700,000	16,741,977
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,383,850
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (a)	2,500,000	3,038,700
Mesa County, CO, Residual Revenue, ETM, Zero Coupon, 12/1/2011	11,435,000	9,187,336

		110,814,726
Connecticut 0.6%
Connecticut, State General Obligation:
Series A, 5.375%, 4/15/2019	10,075,000	11,063,861
Series C, 5.5%, 12/15/2014	5,000,000	5,648,250
Series A, 5.5%, 12/15/2015	5,000,000	5,683,900
Series B, 5.5%, 6/15/2018	1,000,000	1,107,160
Prerefunded, Series E, ETM, 6.0%, 3/15/2012	170,000	192,258

Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,782,085

		26,477,514
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (a)	1,050,000	1,153,436
Series A1, 6.5%, 6/1/2010 (a)	1,095,000	1,222,830
Series A1, Prerefunded, 6.5%, 6/1/2010 (a)	1,175,000	1,307,105
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (a)	5,000,000	5,846,950

		9,530,321
Florida 2.7%
Florida, Municipal Loan Council Revenue, Series A, 5.25%, 5/1/2019 (a)	1,000,000	1,082,750
Florida, State Board of Public Education, Series D, 5.375%, 6/1/2019	1,000,000	1,085,480
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (a)	1,250,000	1,474,300
Florida, Water Pollution Control Financing Corp. Revenue, 5.5%, 1/15/2014	1,000,000	1,089,490
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (a)	2,000,000	1,176,740
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,536,715
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems:
5.25%, 11/15/2020	1,000,000	1,032,020
5.25%, 11/15/2028	5,300,000	5,431,387
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	7,000,000	7,557,410
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (a)	1,000,000	1,221,700
Jacksonville, FL, Health Facilities Authority:
Prerefunded, 11.5%, 10/1/2012	15,000	15,701
Prerefunded, ETM, 11.5%, 10/1/2012	85,000	123,114
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2015 (a)	4,730,000	5,356,867
5.5%, 10/1/2016 (a)	6,760,000	7,723,706
5.5%, 10/1/2018 (a)	6,470,000	7,467,609
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)	1,350,000	877,122
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)	725,000	794,615
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (a)	2,195,000	1,480,242
Series A, Zero Coupon, 10/1/2022 (a)	7,000,000	2,982,560
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue, GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023	920,000	922,438
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
5.75%, 12/1/2032	1,000,000	1,119,500
Series A, 6.25%, 10/1/2018 (a)	500,000	603,515
Series C, 6.25%, 10/1/2021 (a)	6,000,000	7,416,000
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)	2,830,000	3,376,898
Orange County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Orlando Regional Healthcare, Series A, 6.25%, 10/1/2016 (a)	1,170,000	1,380,787
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (a)	1,000,000	1,157,840
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017	6,500,000	7,859,215
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	506,135
Palm Beach County, FL, Airport Revenue:
5.75%, 10/1/2012 (a)	5,000,000	5,575,950
5.75%, 10/1/2013 (a)	5,000,000	5,625,300
Palm Beach County, FL, Airport System Revenue, 5.75%, 10/1/2014 (a)	1,000,000	1,135,090
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (a)	110,000	138,169
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)	12,500,000	14,158,625
Tallahassee, FL, Energy System Revenue:
Series A, 5.25%, 10/1/2014 (a)	1,000,000	1,104,250

5.5%, 10/1/2016 (a)	1,005,000	1,146,393
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)	1,000,000	1,089,520
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)	500,000	544,025
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (a)	2,075,000	2,469,561
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)	3,165,000	2,249,302
Tampa, FL, Water Utility Systems Revenue, Prerefunded, 5.625%, 10/1/2013 (a)	1,850,000	2,040,606
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (a)	2,965,000	3,035,864

		114,164,511
Georgia 1.5%
Atlanta, GA, Airport Revenue AMT:
Series B, 5.75%, 1/1/2010 (a)	4,240,000	4,530,355
Series B, 5.75%, 1/1/2011 (a)	1,590,000	1,710,268
Series C, 6.0%, 1/1/2011 (a)	7,375,000	7,995,385
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a)	13,000,000	14,794,650
Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%, 4/1/2011 (a)	2,305,000	2,458,743
Georgia, Municipal Electric Authority Power Revenue:
Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (a)	195,000	221,596
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (a)	35,000	39,391
Series 2005-Y, 6.4%, 1/1/2013 (a)	3,270,000	3,707,232
Series V, 6.5%, 1/1/2012 (a)	5,000,000	5,531,300
Series X, 6.5%, 1/1/2012 (a)	3,500,000	3,855,635
Series W, 6.6%, 1/1/2018 (a)	11,270,000	13,390,225
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018 (a)	200,000	241,576
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (a)	3,000,000	3,239,130

		61,715,486
Hawaii 0.0%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014 (a)	1,500,000	1,648,185
Illinois 10.0%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (a)	20,000,000	12,717,400
Series B, 5.0%, 1/1/2011 (a)	1,620,000	1,720,246
Series B, 5.125%, 1/1/2015 (a)	9,550,000	10,314,191
Series A, 5.375%, 1/1/2013 (a)	15,410,000	16,613,829
6.25%, 1/1/2011 (a)	3,000,000	3,297,990
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)	5,000,000	5,513,400
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a)	11,025,000	12,867,277
Series A, 6.0%, 1/1/2020 (a)	46,340,000	54,794,270
Series A, 6.25%, 1/1/2009 (a)	6,735,000	7,221,065
Series A, 6.25%, 1/1/2015 (a)	28,725,000	32,824,919
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a)	9,705,000	10,508,477
Chicago, IL, School District General Obligation, Board of Education:
Series B, Zero Coupon, 12/1/2009 (a)	7,615,000	6,652,692
Series A, Zero Coupon, 12/1/2014 (a)	2,000,000	1,405,560
6.0%, 12/1/2016 (a)	5,000,000	5,197,850
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (a)	1,600,000	1,811,344
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (a)	6,350,000	4,899,470
Zero Coupon, 11/1/2018 (a)	5,165,000	2,997,250
5.375%, 1/1/2013 (a)	3,215,000	3,522,450
Cook & Du Page Counties, IL, School District General Obligation, Zero Coupon, 12/1/2009 (a)	2,860,000	2,495,464

Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)	18,560,000	22,079,533
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
Zero Coupon, 5/15/2006	4,500,000	4,457,790
Zero Coupon, 5/15/2007	15,460,000	14,651,287
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (a)	895,000	734,419
Illinois, Development Finance Authority, Hospital Revenue, Adventist Health System, Sunbelt Obligation, 5.5%, 11/15/2020	10,000,000	10,767,300
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009	2,285,000	2,427,744
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)	3,300,000	2,280,729
Illinois, Hospital & Healthcare Revenue, Development Finance Authority, Adventist Health System, 5.5%, 11/15/2029	5,475,000	5,895,097
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,033,670
6.0%, 8/15/2007 (a)	1,460,000	1,510,779
6.0%, 8/15/2009 (a)	1,640,000	1,763,476
6.25%, 8/15/2013 (a)	3,400,000	3,818,948
Series A, 6.25%, 1/1/2015 (a)	17,000,000	19,013,650
6.4%, 6/1/2008 (a)	1,350,000	1,430,676
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero Coupon, 6/15/2011 (a)	2,900,000	2,379,682
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (a)	5,000,000	5,622,600
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)	17,975,000	13,135,770
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (a)	10,000,000	6,535,200
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (a)	3,000,000	3,329,910
6.25%, 12/15/2020 (a)	6,975,000	8,399,993
Series A, 6.5%, 12/15/2007 (a)	4,765,000	5,012,208
Series A, 6.5%, 12/15/2008 (a)	5,255,000	5,663,261
Series P, 6.5%, 6/15/2013	2,100,000	2,348,787
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (a)	7,565,000	5,683,282
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (a)	6,660,000	3,883,313
Illinois, State General Obligation, 5.5%, 5/1/2016 (a)	2,500,000	2,816,375
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action Water Agency, 6.45%, 5/1/2007 (a)	2,575,000	2,662,808
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (a)	2,280,000	2,549,656
Kane Cook & Du Page County, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (a)	1,040,000	868,369
Series B, Zero Coupon, 1/1/2012 (a)	1,300,000	1,039,792
Series B, Zero Coupon, 1/1/2013 (a)	4,595,000	3,518,483
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (a)	1,775,000	1,959,387
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (a)	1,885,000	2,280,680
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (a)	5,880,000	4,326,739
Series B, Zero Coupon, 12/1/2014 (a)	5,985,000	4,206,138
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities System, Zero Coupon, 10/1/2007 (a)	1,865,000	1,764,234
Oak Lawn, IL, Water & Sewer Revenue, Zero Coupon, 10/1/2006 (a)	1,295,000	1,268,569
Rosemont, IL, Capital Appreciation Tax:
ETM, Series 3, Zero Coupon, 12/1/2007 (a)	2,100,000	1,977,864
Series 3, Zero Coupon, 12/1/2007	555,000	521,855
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (a)	3,000,000	2,418,510

University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	1,605,000	1,630,247
Will County, IL, Community Unit School District No. 201-U, ETM, Zero Coupon, 12/15/2006 (a)	3,725,000	3,628,597
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (a)	4,145,000	3,337,803
Series B, Zero Coupon, 12/1/2012 (a)	2,480,000	1,911,882
Series B, Zero Coupon, 12/1/2013 (a)	12,030,000	8,852,155
Series B, Zero Coupon, 12/1/2014 (a)	10,255,000	7,207,009
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)	8,000,000	5,367,840
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (a)	1,825,000	2,032,849

		419,382,089
Indiana 1.6%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (a)	10,160,000	11,449,202
Series B, 6.0%, 1/1/2012 (a)	1,750,000	1,956,202
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)	1,035,000	1,132,435
Indiana, Higher Education Revenue, Series H, Zero Coupon, 8/1/2006 (a)	6,000,000	5,915,100
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	2,103,780
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,660,000	4,997,104
Prerefunded, ETM, 6.0%, 7/1/2006 (a)	1,630,000	1,644,393
ETM, 6.0%, 7/1/2006 (a)	515,000	519,486
Prerefunded, ETM, 6.0%, 7/1/2007 (a)	1,725,000	1,782,218
ETM, 6.0%, 7/1/2007 (a)	545,000	562,533
Prerefunded, ETM, 6.0%, 7/1/2008 (a)	945,000	997,079
ETM, 6.0%, 7/1/2008 (a)	300,000	316,152
Prerefunded, ETM, 6.0%, 7/1/2009 (a)	980,000	1,053,853
ETM, 6.0%, 7/1/2009 (a)	310,000	333,008
ETM, 6.0%, 7/1/2010 (a)	325,000	355,118
Prerefunded, ETM, 6.0%, 7/1/2011 (a)	1,100,000	1,222,397
ETM, 6.0%, 7/1/2011 (a)	345,000	382,681
Prerefunded, ETM, 6.0%, 7/1/2012 (a)	1,165,000	1,312,710
ETM, 6.0%, 7/1/2012 (a)	370,000	414,141
Prerefunded, ETM, 6.0%, 7/1/2013 (a)	1,230,000	1,402,298
ETM, 6.0%, 7/1/2013 (a)	390,000	440,762
Prerefunded, ETM, 6.0%, 7/1/2014 (a)	1,310,000	1,504,718
ETM, 6.0%, 7/1/2014 (a)	410,000	467,962
Prerefunded, ETM, 6.0%, 7/1/2015 (a)	1,385,000	1,607,265
ETM, 6.0%, 7/1/2015 (a)	440,000	505,050
Prerefunded, ETM, 6.0%, 7/1/2016 (a)	1,470,000	1,725,780
ETM, 6.0%, 7/1/2016 (a)	465,000	539,047
Prerefunded, ETM, 6.0%, 7/1/2017 (a)	1,560,000	1,847,633
ETM, 6.0%, 7/1/2017 (a)	490,000	572,526
Prerefunded, ETM, 6.0%, 7/1/2018 (a)	1,655,000	1,973,935
ETM, 6.0%, 7/1/2018 (a)	520,000	612,976
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	3,120,000	3,785,683
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (a)	4,550,000	5,069,246
Series A, Prerefunded, ETM, 7.25%, 6/1/2015	880,000	1,006,333
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (a)	450,000	494,051

Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)	4,000,000	3,336,320

		65,341,177
Iowa 0.5%
Iowa, Project Revenue:
5.5%, 2/15/2015 (a)	10,530,000	11,853,410
5.5%, 2/15/2016 (a)	6,645,000	7,518,685

		19,372,095
Kansas 0.6%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (a)	1,860,000	2,111,621
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 5/1/2014	2,000,000	2,247,660
Series II, 5.5%, 11/1/2015	1,000,000	1,131,480
Series II, 5.5%, 11/1/2017	1,000,000	1,145,610
Kansas City, KS, Electric Revenue, Utility Systems Revenue, Zero Coupon, 9/1/2006 (a)	1,375,000	1,351,996
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	12,000,000	13,019,040
Saline County, KS, Unified School District No. 305:
Prerefunded, 5.5%, 9/1/2017 (a)	2,465,000	2,669,965
5.5%, 9/1/2017 (a)	775,000	842,130

		24,519,502
Kentucky 2.1%
Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority:
Series C, 5.6%, 10/1/2012 (a)	13,670,000	15,012,941
Series C, 5.7%, 10/1/2013 (a)	8,245,000	9,168,275
Series C, 5.8%, 10/1/2014 (a)	5,130,000	5,758,271
Series C, 5.85%, 10/1/2015 (a)	5,235,000	5,874,822
Series C, 5.9%, 10/1/2016 (a)	6,500,000	7,305,090
Kentucky, Project Revenue:
5.5%, 8/1/2017 (a)	6,770,000	7,749,280
5.5%, 8/1/2018 (a)	5,000,000	5,773,700
5.5%, 8/1/2019 (a)	6,870,000	7,974,971
5.5%, 8/1/2020 (a)	4,320,000	5,043,038
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69, Series A, 5.375%, 8/1/2016 (a)	2,095,000	2,266,622
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71:
5.5%, 8/1/2014	4,250,000	4,754,263
5.5%, 8/1/2015	4,000,000	4,497,920
Kentucky, State Revenue Lease, Property and Buildings Project No. 68, Prerefunded, 5.75%, 10/1/2015	5,375,000	5,877,724

		87,056,917
Louisiana 0.3%
Jefferson, LA, Sales & Special Tax Revenue:
5.75%, 12/1/2015 (a)	2,335,000	2,580,268
5.75%, 12/1/2016 (a)	2,465,000	2,717,613
5.75%, 12/1/2017 (a)	2,610,000	2,880,579
5.75%, 12/1/2018 (a)	2,760,000	3,045,936
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
Prerefunded, 5.75%, 2/1/2012	1,000,000	1,048,220
Prerefunded, 5.9%, 2/1/2017	1,000,000	1,050,980
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement Project, 5.95%, 11/1/2014 (a)	1,275,000	1,315,163

		14,638,759
Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017 (a)	4,350,000	4,744,588

Maryland 1.2%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)	3,100,000	3,477,177
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	4,000,000	4,551,000
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.75%, 12/1/2031	37,000,000	39,919,300
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority, 7.2%, 1/1/2007 (a)	3,390,000	3,432,646

		51,380,123
Massachusetts 5.2%
Massachusetts, Airport Revenue, Port Authority, AMT, Series B, 5.5%, 7/1/2012 (a)	3,025,000	3,197,304
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc. Project, AMT, Series A, 5.5%, 1/1/2017 (a)	4,000,000	4,212,320
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	17,450,000	20,229,785
Massachusetts, Higher Education Revenue, Building Authority Project:
Series 2, 5.5%, 11/1/2017 (a)	1,105,000	1,198,892
Series 2, 5.5%, 11/1/2018 (a)	1,400,000	1,518,958
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,776,605
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	1,000,000	1,083,910
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,895,000	5,026,284
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	1,265,000	1,722,386
Massachusetts, Port Authority Revenue, Delta Air Lines, Inc. Project, Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	5,255,350
Massachusetts, Project Revenue, 9.2%, 12/15/2031	17,000,000	20,462,560
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	3,000,000	3,633,720
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	19,403,957
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,719,020
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2018 (a)	4,000,000	4,619,840
Series D, 5.5%, 11/1/2019 (a)	7,500,000	8,705,775
Series D, 5.5%, 11/1/2020 (a)	2,000,000	2,334,100
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015	10,075,000	11,492,049
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	10,613,610
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (a)	10,000,000	6,049,300
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (a)	34,315,000	39,975,946
Series J, 5.5%, 8/1/2021 (a)	5,685,000	6,641,444
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 6.0%, 12/1/2011	10,000,000	11,090,500
Series A, 6.5%, 7/15/2009	2,625,000	2,870,647
Series A, 6.5%, 7/15/2019	13,710,000	16,467,629

		219,301,891
Michigan 1.6%
Detroit, MI, Core City General Obligation, Series B, 6.0%, 4/1/2016 (a)	2,865,000	3,156,571
Detroit, MI, School District General Obligation:
Series C, 5.25%, 5/1/2014 (a)	1,000,000	1,098,220
Series A, 5.5%, 5/1/2017 (a)	3,295,000	3,631,420
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (a)	2,760,000	2,999,761
Series A-1, 5.375%, 4/1/2018 (a)	3,000,000	3,239,820

Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)	8,710,000	5,953,982
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)	2,955,000	3,235,518
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)	11,000,000	12,280,730
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority, Gratiot Community Hospital, 6.1%, 10/1/2007	840,000	864,326
Michigan, Sales & Special Tax Revenue, State Trunk Line:
Series A, 5.5%, 11/1/2014 (a)	4,055,000	4,422,059
Series A, Prerefunded, 5.5%, 11/1/2016 (a)	9,545,000	10,409,013
Series A, 5.5%, 11/1/2017	7,000,000	8,019,270
Michigan, State General Obligation, 5.5%, 12/1/2015	5,875,000	6,661,075
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,715,000	1,797,303

		67,769,068
Minnesota 0.3%
University of Minnesota, Higher Education Revenue:
Series A, 5.75%, 7/1/2017	3,240,000	3,799,613
Series A, 5.75%, 7/1/2018	6,760,000	7,979,098

		11,778,711
Mississippi 0.2%
Mississippi, State General Obligation, 5.5%, 12/1/2015	6,000,000	6,740,460
Missouri 1.3%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	11,400,000	12,991,098
Missouri, Senior Care Revenue, Health & Educational Facilities Authority, 5.75%, 2/1/2017	3,250,000	3,377,270
Missouri, Transportation/Tolls Revenue:
Series A, 5.625%, 2/1/2014	2,000,000	2,186,040
Series A, 5.625%, 2/1/2016	3,125,000	3,406,844
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy Resource Authority:
Series B, 5.5%, 7/1/2014	3,000,000	3,362,640
Series B, 5.5%, 7/1/2015	3,500,000	3,950,800
Series B, 5.5%, 7/1/2016	5,065,000	5,751,307
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (a)	6,000,000	6,596,040
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (a)	6,895,000	4,498,781
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	4,470,000	4,977,166
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)	4,200,000	2,875,194

		53,973,180
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana:
Series F, Prerefunded, 6.0%, 5/15/2019 (a)	455,000	506,852
Series F, 6.0%, 5/15/2019 (a)	4,545,000	5,045,495

		5,552,347
Nebraska 0.4%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018	1,000,000	1,261,040
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%, 2/1/2017	4,700,000	5,498,671
Omaha, NE, School District General Obligation, ETM:
Series A, 6.5%, 12/1/2015	1,480,000	1,805,334
Series A, 6.5%, 12/1/2016	1,000,000	1,236,040
Series A, 6.5%, 12/1/2017	4,000,000	4,996,720

		14,797,805

Nevada 0.9%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
Series C, 5.375%, 7/1/2018 (a)	1,500,000	1,608,615
Series C, 5.375%, 7/1/2019 (a)	1,100,000	1,178,210
Series C, 5.375%, 7/1/2020 (a)	1,100,000	1,176,780
Henderson, NV, Health Care Facilitiy Revenue, Catholic West:
Series A, 5.375%, 7/1/2026	11,590,000	11,888,095
Series A, Prerefunded, 5.375%, 7/1/2026	3,410,000	3,558,335
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business and Industry:
Zero Coupon, 1/1/2013 (a)	5,000,000	3,797,900
7.375%, 1/1/2040	15,000,000	15,718,050

		38,925,985
New Hampshire 0.2%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%, 1/1/2018	2,500,000	2,554,300
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood Heritage Heights, 7.45%, 1/1/2025	4,000,000	4,086,840

		6,641,140
New Jersey 6.7%
Atlantic City, NJ, School District General Obligation, Board of Education, 6.1%, 12/1/2014 (a)	4,500,000	5,253,705
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	3,128,550
5.75%, 6/15/2034	2,455,000	2,612,022
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	7,140,000	7,613,096
Series A, 5.0%, 7/1/2023 (a)	8,845,000	9,405,331
New Jersey, Economic Development Authority Revenue, School Facilities Construction:
Series O, 5.0%, 3/1/2016	5,000,000	5,362,550
Series I, 5.0%, 9/1/2027 (a)	4,000,000	4,363,760
Series K, 5.25%, 12/15/2016 (a)	22,000,000	24,409,220
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (a)	5,000,000	5,819,250
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	2,280,000	2,442,245
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,023,020
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	9,170,000	9,582,467
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039	35,480,000	39,940,900
New Jersey, State Agency General Obligation Lease, Transportation Trust Fund Authority, Series A, 5.625%, 6/15/2014	3,555,000	3,982,453
New Jersey, State General Obligation:
5.25%, 7/1/2016	5,000,000	5,569,700
Series H, 5.25%, 7/1/2017	14,665,000	16,329,624
New Jersey, State Transportation Trust Fund Authority, Series D, 5.0%, 6/15/2017 (a)	19,130,000	20,617,357
New Jersey, State Turnpike Authority Revenue:
Series C-2005, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	2,725,000	3,215,200
Series C-2005, 6.5%, 1/1/2016 (a)	8,025,000	9,428,974
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	28,000,000	30,487,800
New Jersey, Transportation/Tolls Revenue:
Series C, 5.5%, 12/15/2015 (a)	5,000,000	5,635,950
Series A, 5.75%, 6/15/2017	8,000,000	9,180,320
New Jersey, Transportation/Tolls Revenue, Federal Transportation Administration Grants, Series B, 5.75%, 9/15/2013 (a)	11,000,000	12,035,760
New Jersey, Turnpike Authority, Turnpike Revenue, Series C, Prerefunded, ETM, 6.5%, 1/1/2016 (a)	38,720,000	45,596,285

		283,035,539

New Mexico 0.2%
Albuquerque, NM, Hospital & Healthcare Revenue, Southwest Community Health Services, Prerefunded, 10.125%, 8/1/2012	2,865,000	3,211,235
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	3,145,000	3,278,663

		6,489,898
New York 6.6%
New York, Core City General Obligation, 5.875%, 2/15/2019	55,000	55,927
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)	2,050,000	1,834,566
New York, Higher Education Revenue, 5.75%, 7/1/2013	10,000,000	11,039,700
New York, Higher Education Revenue, Dormitory Authority:
Series B, 5.25%, 5/15/2019 (a)	11,860,000	13,122,378
Series F, Prerefunded, 5.375%, 7/1/2007	465,000	477,262
Series F, 5.375%, 7/1/2007	1,535,000	1,571,825
New York, Higher Education Revenue, Dormitory Authority, City University:
Series A, 5.625%, 7/1/2016 (a)	5,075,000	5,751,497
Series B, 6.0%, 7/1/2014 (a)	7,000,000	7,859,670
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,699,530
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,230,140
New York, Senior Care Revenue, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013 (a)	6,775,000	7,431,701
New York, State Agency General Obligation Lease, Dormitory Authority, City University:
Prerefunded, 5.25%, 5/15/2017 (a)	3,500,000	3,775,240
Series D, ETM, 7.0%, 7/1/2009 (a)	2,185,000	2,317,280
Series C, 7.5%, 7/1/2010 (a)	4,955,000	5,423,545
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)	5,000,000	6,000,650
New York, State Agency General Obligation Lease, Urban Development Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (a)	4,500,000	5,071,635
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,183,596
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2019 (a)	3,000,000	3,231,690
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,202,056
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (a)	2,600,000	2,800,278
Series A-1, 5.5%, 6/1/2019	6,850,000	7,516,162
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019 (a)	12,445,000	13,463,997
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	3,470,000	3,774,666
Series C, 5.125%, 7/1/2013 (a)	1,530,000	1,656,470
5.5%, 11/15/2018 (a)	5,000,000	5,516,650
New York, Transportation/Tolls Revenue, Transportation Authority:
Series E, 5.5%, 11/15/2020 (a)	3,750,000	4,137,488
Series E, 5.5%, 11/15/2021 (a)	6,000,000	6,589,020
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 5.5%, 1/1/2017	5,050,000	5,699,884
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,605,463
New York and New Jersey, Port Authority Revenue:
AMT, 6.0%, 7/1/2013	6,555,000	6,664,731
AMT, 6.0%, 7/1/2015	2,500,000	2,546,600
AMT, Series 4, 7.0%, 10/1/2007	800,000	811,464
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	10,520,100
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	16,500,000	17,840,790

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C, 5.0%, 6/15/2027 (a)	2,065,000	2,191,770
New York, NY, Core City General Obligation:
Series G, Zero Coupon, 8/1/2009 (a)	4,995,000	4,433,362
Series F, 5.25%, 8/1/2016	5,000,000	5,361,700
Series A, 5.75%, 8/1/2016	6,350,000	7,056,310
New York, NY, General Obligation:
Series M, 5.0%, 4/1/2017 (a)	9,675,000	10,438,938
Series G, 5.0%, 12/1/2023	8,000,000	8,419,520
Series C, Prerefunded, 5.375%, 11/15/2017 (a)	1,275,000	1,329,417
Series C, 5.375%, 11/15/2017 (a)	3,725,000	3,882,381
Series A, Prerefunded, 6.5%, 5/15/2012	6,230,000	7,020,213
Series A, 6.5%, 5/15/2012	770,000	855,177
Series G, Prerefunded, ETM, 6.75%, 2/1/2009	105,000	114,657
Series G, 6.75%, 2/1/2009	1,895,000	2,058,425
New York, NY, State Dormitory Authority Revenues, Supported Debt, Series C, 5.0%, 7/1/2017 (a)	3,600,000	3,904,416
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015	2,500,000	2,709,050
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority, Series A, 5.375%, 6/15/2019	25,000,000	27,192,500
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency, 6.0%, 2/1/2007 (a)	8,000,000	8,186,000

		277,577,487
North Carolina 1.4%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,566,797
Charlotte, NC, Water & Sewer Revenue:
5.5%, 6/1/2014	3,105,000	3,416,214
5.5%, 6/1/2017	3,255,000	3,560,091
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)	4,000,000	4,317,600
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%, 1/1/2011 (a)	8,235,000	9,095,887
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (a)	8,775,000	10,412,415
Series B, 6.0%, 1/1/2022 (a)	18,775,000	22,789,283

		58,158,287
Ohio 2.3%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (a)	2,365,000	2,576,644
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)	1,000,000	1,121,180
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)	940,000	1,138,246
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (a)	1,500,000	1,783,155
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (a)	420,000	324,106
Cincinnati, OH, Higher Education Revenue, General Receipts:
Series T, 5.5%, 6/1/2012	1,280,000	1,405,338
Series A, 5.75%, 6/1/2015 (a)	2,000,000	2,224,640
Series A, 5.75%, 6/1/2016 (a)	1,500,000	1,668,480
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017	1,000,000	1,082,010
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (a)	1,050,000	1,178,457
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,001,670
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (a)	2,000,000	2,170,620
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, ETM, 6.0%, 3/1/2007	1,340,000	1,362,190
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	579,330
Cuyahoga County, OH, County General Obligation Lease, 5.0%, 12/1/2020	1,000,000	1,065,980

Dublin City, OH, School District General Obligation, Capital Appreciation, ETM, Zero Coupon, 12/1/2011 (a)	1,095,000	884,256
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	90,000	95,006
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (a)	320,000	384,864
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
5.25%, 7/1/2008	500,000	512,010
5.5%, 7/1/2017	1,000,000	1,027,340
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	577,725
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities Revenue, Series A, 7.0%, 5/15/2014	4,300,000	4,098,502
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center Project, Series A, 7.125%, 5/15/2025	4,405,000	3,919,040
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (a)	1,655,000	1,277,561
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)	1,005,000	776,825
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (a)	570,000	404,176
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)	255,000	196,845
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	710,000	737,676
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
Series A, 6.625%, 7/1/2014	2,000,000	2,072,840
Series A, 6.75%, 7/1/2020	2,000,000	2,074,580
Miami County, OH, Hospital & Healthcare Revenue, Upper Valley Medical Center, Series C, 6.25%, 5/15/2013	1,000,000	1,024,200
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	330,000	334,165
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)	2,000,000	2,209,880
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008	2,325,000	2,477,404
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,151,630
Series B, 6.5%, 10/1/2020	2,250,000	2,768,175
Ohio, Higher Education Revenue, General Receipts:
Series A, 6.0%, 12/1/2016	1,000,000	1,096,710
Series A, 6.0%, 12/1/2017	1,060,000	1,162,513
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%, 9/1/2016	400,000	406,000
Ohio, Higher Education Revenue, University of Ohio, General Receipts, 5.75%, 6/1/2016 (a)	1,250,000	1,371,862
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (a)	240,000	251,599
Ohio, Mortgage Revenue, Single Family Housing Finance Agency, Prerefunded, Zero Coupon, 1/15/2015 (a)	7,875,000	4,988,452
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)	475,000	560,125
Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
Series A, 5.5%, 10/1/2015 (a)	4,370,000	4,772,433
Series A, 5.5%, 10/1/2016 (a)	3,790,000	4,133,222
Series A, 5.5%, 10/1/2018 (a)	3,695,000	4,015,393
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional Facility, Series A, 5.5%, 4/1/2016	3,665,000	3,983,195
Ohio, State General Obligation, 6.0%, 8/1/2010	1,000,000	1,100,000
Ohio, State General Obligation Lease, Higher Education Revenue, Series B, Prerefunded, 5.625%, 5/1/2015	1,000,000	1,082,430
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)	6,925,000	7,901,009
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,950,000	3,996,175
South Euclid Lyndhurst, OH, School District General Obligation, 6.4%, 12/1/2018 (a)	535,000	557,994
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (a)	500,000	545,360
Toledo, OH, Other General Obligation, Macys Project, AMT, Series A, 6.35%, 12/1/2025 (a)	1,000,000	1,066,090
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (a)	155,000	172,143
6.6%, 12/1/2016 (a)	200,000	249,764
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series A, 6.875%, 7/1/2016	2,825,000	2,894,269

Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)	930,000	685,373

		96,678,857
Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
5.75%, 8/15/2006	655,000	661,570
6.0%, 8/15/2014	2,695,000	2,771,403
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)	23,125,000	27,495,162
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority, Zero Coupon, 12/1/2006 (a)	6,430,000	6,269,572

		37,197,707
Oregon 0.2%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (a)	2,600,000	2,944,500
Oregon, Transportation/Tolls Revenue:
5.75%, 11/15/2015	1,435,000	1,572,143
5.75%, 11/15/2016	3,140,000	3,440,090

		7,956,733
Pennsylvania 3.0%
Allegheny County, PA, Airport Revenue, Pittsburgh International, Series A, AMT, 5.75%, 1/1/2013 (a)	3,080,000	3,379,376
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (a)	2,000,000	2,186,280
5.5%, 3/1/2016 (a)	1,000,000	1,094,100
5.5%, 3/1/2017 (a)	1,000,000	1,087,770
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)	1,000,000	1,126,330
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008	170,000	175,778
Delaware County, PA, Senior Care Revenue, Hospital & Healthcare Revenue, Series A, 6.6%, 7/1/2006	1,000,000	1,005,520
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,045,690
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (a)	3,700,000	2,307,801
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (a)	1,000,000	1,078,740
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	1,000,000	1,072,530
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)	845,000	924,016
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	32,957,120
Pennsylvania, Higher Education Revenue, Ursinus College, Prerefunded:
5.85%, 1/1/2017	1,475,000	1,533,528
5.9%, 1/1/2027	3,400,000	3,536,306
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	8,033,190
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (a)	2,200,000	2,639,406
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority, Economic Development, 5.8%, 7/1/2008 (a)	4,875,000	5,124,844
Pennsylvania, State General Obligation:
5.0%, 1/1/2017	20,000,000	21,791,400
6.25%, 7/1/2010	1,000,000	1,107,910
Pennsylvania, State Turnpike Commission, Oil Franchise Tax Revenue, Series B, 5.0%, 12/1/2031 (a)	7,105,000	7,484,762
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019	2,000,000	2,187,520
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S, 5.625%, 6/1/2014	3,750,000	4,132,987
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)	1,750,000	1,933,488
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree Commercial Development, Series A, Prerefunded, 6.5% *, 10/1/2027	1,000,000	1,040,370
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)	1,000,000	1,109,290

Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)	1,500,000	1,635,150
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)	140,000	161,581
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (a)	7,300,000	7,704,055
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)	6,230,000	3,839,985

		124,436,823
Puerto Rico 0.3%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)	8,710,000	9,899,001
Puerto Rico Commonwealth, General Obligation, 6.25%, 7/1/2013 (a)	1,850,000	2,151,402
Puerto Rico, Commonwealth, General Obligation, Public Building Authority, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,163,620

		13,214,023
Rhode Island 0.9%
Rhode Island, Economic Protection Corp., Special Obligation:
Series B, ETM, 5.8%, 8/1/2011 (a)	1,025,000	1,139,574
Series B, ETM, 5.8%, 8/1/2012 (a)	2,500,000	2,817,800
Series B, ETM, 5.8%, 8/1/2013 (a)	7,340,000	8,353,948
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (a)	22,000,000	23,927,200
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency, Revolving Fund, Series A, 5.4%, 10/1/2015 (a)	2,000,000	2,198,080

		38,436,602
South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032	4,515,000	4,755,559
Piedmont, SC, Electric Revenue, Municipal Power Agency:
ETM, 5.5%, 1/1/2012 (a)	2,190,000	2,407,949
5.5%, 1/1/2012 (a)	2,810,000	3,067,986
Series A, ETM, 6.5%, 1/1/2016 (a)	430,000	521,603
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	5,314,995
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health:
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	8,245,269
Series C, 7.0%, 8/1/2030	855,000	998,897
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Prerefunded, ETM, 6.75%, 1/1/2019 (a)	1,460,000	1,869,413
6.75%, 1/1/2019 (a)	2,065,000	2,598,699
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	7,550,000	7,958,606
South Carolina, Transportation/Tolls Revenue, Transportation Infrastructure, Series A, 5.5%, 10/1/2018 (a)	5,300,000	5,812,775

		43,551,751
Tennessee 0.7%
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (a)	15,405,000	16,792,374
5.75%, 1/1/2014 (a)	2,000,000	2,240,620
6.25%, 1/1/2013 (a)	4,000,000	4,554,320
7.25%, 1/1/2009 (a)	3,750,000	4,114,425
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	3,546,996

		31,248,735
Texas 5.6%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,327,870
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	21,745,000	13,072,442

Austin, TX, School District General Obligation, Independent School District, 5.0%, 8/1/2015	2,000,000	2,175,680
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (a)	13,520,000	10,455,827
Boerne, TX, School District General Obligation Lease, Independent School District:
Zero Coupon, 2/1/2014	2,785,000	2,027,981
Zero Coupon, 2/1/2016	3,285,000	2,176,050
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (a)	4,085,000	4,538,598
Cedar Hill, TX, School District General Obligation:
Zero Coupon, 8/15/2009	1,500,000	1,298,400
Zero Coupon, 8/15/2010	3,130,000	2,545,128
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2012	5,750,000	4,585,682
Series A, Zero Coupon, 2/15/2013	8,840,000	6,745,981
Series A, Zero Coupon, 2/15/2014	6,000,000	4,368,420
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)	1,360,000	463,624
Galveston County, TX, County General Obligation, 5.5%, 2/1/2014 (a)	1,675,000	1,819,134
Galveston County, TX, County General Obligation, Justice Center and Public Safety Building, 5.5%, 2/1/2014 (a)	2,235,000	2,427,322
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon, 8/15/2010	2,160,000	1,832,717
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)	3,910,000	2,399,489
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)	3,000,000	3,291,210
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	2,880,000	3,046,378
Houston, TX, Airport Revenue, Continental Airlines Project, Series C, AMT, 5.7%, 7/15/2029	2,000,000	1,670,720
Houston, TX, School District General Obligation, Series A, Zero Coupon, 2/15/2015	26,000,000	17,154,800
Houston, TX, Utility Systems Revenue:
Series A, 5.25%, 5/15/2020 (a)	8,000,000	8,708,320
Series A, 5.25%, 5/15/2021 (a)	10,000,000	10,870,800
Series A, 5.25%, 5/15/2022 (a)	30,000,000	32,568,600
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (a)	14,750,000	12,886,042
Series C, Zero Coupon, 12/1/2010 (a)	5,000,000	4,197,650
Series C, Zero Coupon, 12/1/2012 (a)	4,350,000	3,357,939
Series A, 5.5%, 12/1/2016 (a)	10,000,000	10,951,800
Prerefunded, 5.75%, 12/1/2015 (a)	5,000,000	5,594,350
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
Series B, ETM, 5.6%, 12/1/2007 (a)	2,415,000	2,504,717
Series B, ETM, 5.625%, 12/1/2008 (a)	4,400,000	4,648,072
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (a)	2,180,000	2,364,363
Northside, TX, General Obligation Independent School District:
Prerefunded, 5.5%, 2/15/2014	1,420,000	1,542,972
5.5%, 2/15/2014	1,265,000	1,371,488
Texas, Electric Revenue:
ETM, Zero Coupon, 9/1/2017 (a)	120,000	74,152
Zero Coupon, 9/1/2017 (a)	5,880,000	3,621,139
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)	18,300,000	11,836,074
Texas, Multi-Family Housing Revenue, Department Housing & Community Affairs, Series A, Prerefunded, 6.4%, 1/1/2027	3,350,000	3,497,199
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)	375,000	242,542
Texas, Other General Obligation, 7.0%, 9/15/2012	6,291,150	6,406,152
Texas, School District General Obligation, Community College District:
5.5%, 8/15/2014 (a)	3,145,000	3,465,098
5.5%, 8/15/2015 (a)	3,435,000	3,784,614
5.5%, 8/15/2017 (a)	4,060,000	4,441,274
Texas, Water & Sewer Revenue, Trinity River Authority, 5.5%, 2/1/2019 (a)	1,000,000	1,109,560
Texas, Water & Sewer Revenue, Water Development Board Revenue, Series A, 5.625%, 7/15/2015	1,000,000	1,081,510

Waxahachie, TX, School District General Obligation, Independent School District:
Zero Coupon, 8/15/2012	4,120,000	3,214,836
Zero Coupon, 8/15/2013	2,060,000	1,536,163

		237,300,879
Utah 0.3%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)	1,420,000	1,875,664
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	27,180
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,669,170
Utah, Electric Revenue, Associated Municipal Power System:
Zero Coupon, 7/1/2006 (a)	5,895,000	5,828,092
Zero Coupon, 7/1/2007 (a)	3,750,000	3,581,775
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (a)	540,000	540,723

		13,522,604
Vermont 0.3%
Burlington, VT, Electric Revenue:
5.375%, 7/1/2013 (a)	4,800,000	5,259,024
5.375%, 7/1/2014 (a)	5,055,000	5,538,410

		10,797,434
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.5%, 10/1/2024	1,500,000	1,666,785
Virginia 0.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	2,000,000	2,180,340
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Finance Authority, Series A, 7.5%, 10/1/2029	7,100,000	7,730,480
Roanoke, VA, Hospital & Helthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (a)	5,500,000	6,467,285
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)	3,000,000	3,289,920
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (a)	5,700,000	6,322,212

		25,990,237
Washington 3.0%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (a)	12,685,000	8,979,838
Clark County, WA, Electric Revenue, Public Utilities District No. 001 Generating Systems, ETM, 6.0%, 1/1/2008 (a)	2,200,000	2,296,954
Clark County, WA, General Obligation Hockinson School District No. 98:
Prerefunded, 6.125%, 12/1/2011 (a)	1,675,000	1,863,203
6.125%, 12/1/2011 (a)	1,515,000	1,677,181
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (a)	6,725,000	4,087,791
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (a)	1,650,000	1,786,736
King County, WA, County General Obligation:
Series B, Prerefunded, 6.625%, 12/1/2015	8,835,000	9,484,549
Prerefunded, 6.625%, 12/1/2015	1,010,000	1,084,255
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,000,000	4,504,480
Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2012 (a)	1,765,000	1,951,666
Skagit County, WA, School District General Obligation, District No. 100 Burlington Edison, 5.625%, 12/1/2015 (a)	4,925,000	5,387,261
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011 (a)	3,485,000	3,861,380
Snohomish County, WA, School District General Obligation, School District No. 006 Mukilteo, 6.5%, 12/1/2007 (a)	3,325,000	3,493,910

Spokane County, WA, School District General Obligation, Series B, Zero Coupon, 12/1/2014 (a)	2,500,000	1,756,950
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)	11,200,000	12,223,568
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%, 7/1/2007 (a)	7,000,000	7,232,190
Washington, Electric Revenue, Public Power Supply System Nuclear Project # 2:
ETM, 5.7%, 7/1/2008 (a)	1,270,000	1,332,078
7.25%, 7/1/2006	415,000	420,333
Washington, Electric Revenue, Public Power Supply Systems:
Series A, Zero Coupon, 7/1/2006 (a)	1,380,000	1,364,296
Series B, Zero Coupon, 7/1/2006 (a)	5,555,000	5,491,784
Series A, Zero Coupon, 7/1/2007 (a)	4,375,000	4,173,794
Series A, Zero Coupon, 7/1/2010 (a)	5,860,000	4,993,423
Series A, Zero Coupon, 7/1/2011 (a)	4,200,000	3,440,388
Series B, 7.25%, 7/1/2009 (a)	10,300,000	10,985,877
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority:
5.75%, 11/1/2007 (a)	7,350,000	7,617,246
5.8%, 11/1/2008 (a)	4,865,000	5,139,191
5.8%, 11/1/2009 (a)	4,595,000	4,934,892
5.8%, 11/1/2010 (a)	2,100,000	2,287,887
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)	4,535,000	2,871,471

		126,724,572
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	590,000	645,796
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,745,786

		3,391,582
Wisconsin 1.8%
Milwaukee County, WI, Series A, Prerefunded, ETM, Zero Coupon, 12/1/2011 (a)	220,000	177,157
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
5.75%, 11/15/2007 (a)	1,500,000	1,556,220
6.0%, 11/15/2008 (a)	4,085,000	4,339,332
6.1%, 8/15/2008 (a)	4,580,000	4,851,457
6.1%, 8/15/2009 (a)	2,000,000	2,159,740
Series B, ETM, 6.25%, 1/1/2022 (a)	4,800,000	5,586,672
Series C, 6.25%, 1/1/2022 (a)	8,380,000	9,877,003
Series AA, 6.4%, 6/1/2008 (a)	2,335,000	2,477,155
Series AA, 6.45%, 6/1/2009 (a)	2,485,000	2,698,909
Series AA, 6.45%, 6/1/2010 (a)	2,650,000	2,936,253
Series AA, 6.5%, 6/1/2011 (a)	2,820,000	3,198,303
Series AA, 6.5%, 6/1/2012 (a)	3,000,000	3,434,070
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	18,361,768
6.875%, 4/15/2030	14,000,000	16,008,022

		77,662,061

Total Municipal Bonds and Notes (Cost $3,443,802,693)		3,756,912,529
Municipal Inverse Floating Rate Notes 9.3%
California 1.3%
California, Electric Revenue, Department Water Supply, Series 309, 144A, 7.31%, 5/1/2018, Leverage Factor at purchase date: 3 to 1 (a)	5,625,000	6,839,212
California, General Obligation, Economic Recovery:
Series R-278, 144A, 6.575%, 7/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	8,500,000	9,990,220
Series 926, 144A, 6.926%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	5,977,500	7,197,448

California, State Department Water Resources Revenue:
Series 1156-1, 144A, 35.305%, 12/1/2017, Leverage Factor at purchase date: 7 to 1 (a)	200,000	550,300
Series 1156-3, 144A, 35.305%, 12/1/2019, Leverage Factor at purchase date: 8 to 1 (a)	992,500	2,602,335
Los Angeles, CA, Higher Education Revenue, Unified School District:
Rites-PA 117, 144A, 7.03%, 1/1/2011, Leverage Factor at purchase date: 4 to 1 (a)	1,375,000	1,627,313
Series PA 117, 144A, 7.03%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,917,500
Los Angeles, CA, State General Obligation, Sanitation Distribution Financing Authority Revenue, Rites-PA 826, 144A, 6.59%, 10/1/2021, Leverage Factor at purchase date: 2 to 1 (a)	10,000,000	11,402,900
Los Angeles, CA, Unified School District, Series 998, 144A, 35.21%, 7/1/2013, Leverage Factor at purchase date: 9 to 1 (a)	2,300,000	5,816,700
Pasadena, CA, Unified School District, Residuals-1, Series 1159, 35.305%, 11/1/2018, Leverage Factor at purchase date: 7 to 1 (a)	300,000	902,280
Pasadena, CA, Unified School District, Residuals-2, Series 1159, 35.305%, 11/1/2019, Leverage Factor at purchase date: 7 to 1 (a)	250,000	738,800
Southern California, Public Power Authority Project Revenue, Series 374-2, 25.475%, 1/1/2017, Leverage Factor at purchase date: 6 to 1 (a)	1,000,000	2,179,780

		55,764,788
Colorado 0.1%
Denver, CO, Airport Revenue, Rites-PA 762, 144A, AMT, 8.558%, 11/15/2013, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,922,600
Connecticut 0.3%
Connecticut, Sales & Special Tax Revenue:
Series II, 144A, 7.3%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	8,390,000	9,822,089
Series II, 144A, 7.3%, 10/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	2,000,000	2,341,380
Series II, 144A, 7.3%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	1,050,000	1,242,202
Series II, 144A, 7.3%, 10/1/2017, Leverage Factor at purchase date: 2 to 1 (a)	830,000	981,932

		14,387,603
District of Columbia 0.3%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
Series 14, 144A, 8.52%, 10/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	1,970,000	2,601,740
Series 15, 144A, 8.52%, 10/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	3,565,000	4,790,718
Series 16, 144A, 8.52%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	2,750,000	3,754,080
Series 13, 144A, 8.52%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	1,210,000	1,569,854

		12,716,392
Florida 0.3%
Florida, State Turnpike Authority, Turnpike Revenue, Series 1074, 35.02%, 7/1/2017, Leverage Factor at purchase date: 8 to 1 (a)	2,100,000	5,381,040
Lee County, FL, Airport Revenue, AMT:
Series 14, 144A, 8.5%, 10/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	3,960,000	4,685,868
Series 14, 144A, 8.5%, 10/1/2020, Leverage Factor at purchase date: 2 to 1 (a)	1,410,000	1,668,453
Series 14, 144A, 8.75%, 10/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	1,500,000	1,802,475

		13,537,836
Georgia 0.1%
Georgia, Electric Revenue, Rites-PA 786, 9.337%, 1/1/2016, Leverage Factor at purchase date: 2 to 1	4,600,000	6,404,074
Illinois 0.8%
Cook County, IL, County General Obligation, Rites-PA 591, 144A, 9.578%, 11/15/2013, Leverage Factor at purchase date: 2 to 1 (a)	10,610,000	14,319,787
Illinois, Transportation/Tolls Revenue, Regional Transportation Authority, Rites-PA 584, 9.978%, 11/1/2021, Leverage Factor at purchase date: 2 to 1	12,900,000	19,339,809

		33,659,596

Massachusetts 0.4%
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.81%, 1/1/2016, Leverage Factor at purchase date: 3 to 1 (a)	3,375,000	4,044,364
Massachusetts, State General Obligation, Rites-PA 793, 144A, 8.122%, 10/1/2008, Leverage Factor at purchase date: 2 to 1	6,095,000	7,181,190
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series 1007, 144A, 35.21%, 2/15/2013, Leverage Factor at purchase date: 8 to 1 (a)	1,000,000	2,669,200
Series 1008, 144A, 35.21%, 2/15/2013, Leverage Factor at purchase date: 4 to 1 (a)	925,000	2,408,330

		16,303,084
Michigan 0.2%
Michigan, State Agency General Obligation Lease, Building Authority, Series B, 144A, 7.607%, 4/15/2009, Leverage Factor at purchase date: 2 to 1	2,500,000	2,965,650
Michigan, State Agency General Obligation Lease, Rites-PA 889R, Series A, 144A, 7.607%, 4/15/2009, Leverage Factor at purchase date: 2 to 1	4,155,000	4,906,847

		7,872,497
New Jersey 1.8%
New Jersey, Highway Authority Revenue, Garden State Parkway, Series 247, ETM, 144A, 7.545%, 1/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	14,935,000	18,596,614
New Jersey, State Agency Revenue, Transportation Trust Fund Authority, Residual Certificates, Series 224, 144A, 8.05%, 6/15/2016, Leverage Factor at purchase date: 2 to 1	11,000,000	14,709,970
New Jersey, State Educational Facilities Authority Revenue, Series PT-3075, 144A, 35.02%, 9/1/2019, Leverage Factor at purchase date: 8 to 1 (a)	500,000	1,288,550
New Jersey, State Revenue Lease, Transportation Trust Fund Authority, Rites-PA 785, 144A, 8.607%, 9/15/2015, Leverage Factor at purchase date: 2 to 1 (a)	5,190,000	6,275,592
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
Rites-PA 613, 144A, 9.587%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	21,170,000	28,578,441
Rites-PA 614, 144A, 9.587%, 1/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	3,830,000	5,170,309

		74,619,476
New York 0.7%
Monroe County, NY, Airport Revenue:
Rites-PA 585B, AMT, 144A, 8.079%, 7/1/2011, Leverage Factor at purchase date: 2 to 1	2,515,000	3,071,846
Rites-PA 585A, AMT, 144A, 8.082%, 1/1/2014, Leverage Factor at purchase date: 2 to 1	2,005,000	2,426,250
Rites-PA 585C, AMT, 144A, 8.333%, 7/1/2012, Leverage Factor at purchase date: 2 to 1	1,915,000	2,435,842
New York, Tobacco Settlement Financing Corp., Series RR-II-R-365, 39.545%, 6/1/2022, Leverage Factor at purchase date: 8 to 1 (a)	1,250,000	3,175,750
New York, Transportation/Tolls Revenue, Securities Trust Certificates, 144A, 7.61%, 11/15/2017, Leverage Factor at purchase date: 2 to 1 (a)	7,500,000	9,050,100
New York and New Jersey, Port Authority Revenue, Series II, AMT, 144A, 8.01%, 10/15/2007, Leverage Factor at purchase date: 2 to 1 (a)	6,160,000	6,660,562
New York, NY, General Obligation, Series RR-II-R-389, 34.735%, 11/1/2017, Leverage Factor at purchase date: 8 to 1 (a)	1,450,000	3,638,050

		30,458,400
Pennsylvania 1.1%
Allegheny County, PA, Airport Revenue, AMT:
Rites-PA 567A, 144A, 8.038%, 7/1/2007, Leverage Factor at purchase date: 2 to 1 (a)	3,000,000	3,404,280
Rites-PA 567B, 144A, 8.038%, 7/1/2008, Leverage Factor at purchase date: 2 to 1 (a)	1,500,000	1,739,115
Rites-PA 567D, 144A, 8.038%, 1/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	5,250,000	6,345,622
Rites-PA 567C, 144A, 8.047%, 1/1/2010, Leverage Factor at purchase date: 2 to 1 (a)	3,160,000	3,774,304
Delaware Valley, PA, Core City General Obligation, Regional Financial Authority, Rites-PA 1028, 144A, 8.08%, 1/1/2014, Leverage Factor at purchase date: 2 to 1	12,500,000	15,954,250
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative Authority:
144A, 7.02%, 6/15/2013, Leverage Factor at purchase date: 2 to 1 (a)	2,225,000	2,454,220
144A, 7.02%, 6/15/2014, Leverage Factor at purchase date: 2 to 1 (a)	2,500,000	2,757,550
144A, 7.02%, 6/15/2015, Leverage Factor at purchase date: 2 to 1 (a)	2,250,000	2,481,795

Pennsylvania, State General Obligation, 144A, 12.14%, 5/1/2019, Leverage Factor at purchase date: 4 to 1	5,000,000	7,076,800

		45,987,936
Puerto Rico 0.7%
Puerto Rico, Sales & Special Tax Revenue:
Rites-PA 994RC, 144A, 7.647%, 7/1/2007, Leverage Factor at purchase date: 2 to 1 (a)	3,000,000	4,005,360
Rites-PA 944RA, 144A, 7.647%, 7/1/2015, Leverage Factor at purchase date: 2 to 1 (a)	3,720,000	4,902,402
Rites-PA 943R, 144A, 7.649%, 7/1/2019, Leverage Factor at purchase date: 2 to 1 (a)	11,325,000	14,924,651
Rites-PA 620A, 144A, 8.627%, 7/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	2,500,000	3,241,800
Puerto Rico Commonwealth, General Obligation, Rites-PA 620C, 144A, 8.627%, 1/1/2013, Leverage Factor at purchase date: 2 to 1 (a)	1,000,000	1,368,560

		28,442,773
Tennessee 0.3%
Knox County, TN, Hospital & Healthcare Revenue, Rites-PA 750, 144A, 8.097%, 1/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	8,940,000	10,750,171
Texas 0.9%
Dallas, TX, Airport Revenue, International Airport, Series 350, AMT, 144A, 7.515%, 5/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	17,875,000	20,968,090
Dallas, TX, Core City General Obligation:
Series PA-1136, 144A, 7.03%, 2/15/2011, Leverage Factor at purchase date: 2 to 1	3,915,000	4,536,780
Series PA-1136, 7.03%, 2/15/2011, Leverage Factor at purchase date: 2 to 1 (a)	4,110,000	4,762,750
Series PA-1136, 144A, 7.03%, 2/15/2011, Leverage Factor at purchase date: 2 to 1 (a)	5,125,000	5,938,955

		36,206,573

Total Municipal Inverse Floating Rate Notes (Cost $348,155,144)		393,033,799
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 3,791,957,837)	98.6	4,149,946,328
Other Assets and Liabilities, Net	1.4	59,937,334

Net Assets	100.0	4,209,883,662

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2006.

(a)		Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	13.5
Bond Investors Guaranty Insurance Co.	0.2
Financial Guaranty Insurance Company	9.9
Financial Security Assurance, Inc.	9.3
MBIA Corp.	30.1
XL Capital Assurance	0.2

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

At February 28, 2006, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
8/16/2006 8/16/2015	99,200,000†††	Fixed — 3.837%	Floating —BMA	(539,348)
8/16/2006 8/16/2015	67,600,000††††	Fixed —3.838%	Floating —BMA	(389,541)
8/16/2006 8/16/2015	33,600,000††	Fixed —3.839%	Floating —BMA	(196,037)
8/23/2006 8/23/2015	67,200,000†††	Fixed —3.778%	Floating —BMA	(83,448)
8/23/2006 8/23/2015	68,000,000†	Fixed —3.778%	Floating —BMA	(95,186)
8/23/2006 8/23/2015	67,700,000††	Fixed —3.775%	Floating —BMA	(80,144)
4/12/2006 10/12/2015	93,030,000†	Fixed — 3.775%	Floating —BMA	(119,479)
6/14/2006 12/14/2015	42,200,000†††	Fixed — 5.017%	Floating —LIBOR	198,669
7/27/2006 1/30/2016	29,600,000†††	Fixed —5.072%	Floating —LIBOR	20,122
6/10/2006 6/10/2017	9,200,000††	Fixed —4.5%	Floating —LIBOR	443,835
7/18/2006 7/18/2017	17,600,000††††	Fixed —4.751%	Floating —LIBOR	491,371
8/23/2006 8/23/2019	63,600,000†	Fixed —3.826%	Floating —BMA	(83,580)
9/5/2006 9/5/2017	24,000,000†††††	Fixed —4.570%	Floating —LIBOR	1,055,914
7/18/2006 1/18/2018	76,700,000†††††	Fixed —4.872%	Floating —LIBOR	1,394,229
7/25/2006 1/24/2018	75,250,000†††	Fixed — 4.945%	Floating —LIBOR	905,415
6/22/2006 6/22/2019	7,000,000†††	Fixed — 4.563%	Floating —LIBOR	342,023
7/19/2006 7/19/2019	22,500,000††††††	Fixed — 4.831%	Floating —LIBOR	542,137
3/14/2006 7/27/2019	5,900,000†††††	Fixed —4.876%	Floating — LIBOR	116,670
3/13/2006 6/30/2020	28,500,000†††††	Fixed —4.61%	Floating —LIBOR	1,357,404

Total net unrealized appreciation				5,281,026

Counterparties:

† Lehman Brothers, Inc.
†† Citibank NA

†††	Merrill Lynch, Pierce, Fennier & Smith, Inc.
††††	Chase Securities, Inc.
†††††	Goldman, Sachs & Co.
††††††	Morgan Stanley

BMA: Represents the Bond Market Association

LIBOR: Represents the London InterBank Offered Rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006